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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Global Equity Value Fund

November 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.6%
AUSTRALIA 1.3%
Australia and New Zealand Banking Group Ltd.	308,840	$6,060,873
National Australia Bank Ltd.	294,009	6,234,691
Total		12,295,564
CANADA 6.7%
Bank of Montreal	40,368	2,326,811
Bank of Montreal	103,383	5,969,421
Enbridge, Inc.	245,577	8,705,705
EnCana Corp.	796,080	6,639,307
Rogers Communications, Inc., Class B	196,876	7,593,757
Royal Bank of Canada	91,505	5,213,000
Suncor Energy, Inc.	422,244	11,653,934
TELUS Corp.	189,392	6,018,792
Toronto-Dominion Bank (The)	57,358	2,341,354
Toronto-Dominion Bank (The)	145,791	5,954,129
Total		62,416,210
FRANCE 4.7%
Cie Generale des Etablissements Michelin	77,957	7,816,481
Engie SA	380,042	6,621,283
Lagardere SCA	167,336	4,937,991
Orange SA	377,468	6,524,592
Rexel SA	474,623	6,501,465
Schneider Electric SE	104,447	6,621,207
VINCI SA	72,238	4,698,446
Total		43,721,465
GERMANY 5.1%
Allianz SE, Registered Shares	44,045	7,801,716
Commerzbank AG (a)	509,164	5,605,513
Deutsche Bank AG, Registered Shares	323,955	8,318,983
E.ON SE	799,929	7,603,102
Henkel AG & Co. KGaA	25,230	2,421,766
SAP SE	106,747	8,412,522
Siemens AG, Registered Shares	74,393	7,713,794
Total		47,877,396
IRELAND 0.8%
Allergan PLC (a)	22,500	7,062,525
JAPAN 6.5%
Honda Motor Co., Ltd.	255,600	8,344,346
Japan Tobacco, Inc.	165,500	5,927,347
Komatsu Ltd.	299,300	4,957,180
Mitsubishi Estate Co., Ltd.	223,000	4,693,256

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Mitsubishi UFJ Financial Group, Inc.	1,097,300	$7,050,343
Mitsui & Co., Ltd.	460,100	5,641,035
Mizuho Financial Group, Inc.	3,928,300	7,932,283
Nippon Telegraph & Telephone Corp.	52,800	1,959,874
Sumitomo Mitsui Financial Group, Inc.	252,300	9,630,026
Taiheiyo Cement Corp.	1,470,000	4,539,121
Total		60,674,811
LIBERIA 0.6%
Royal Caribbean Cruises Ltd.	57,551	5,329,798
SOUTH KOREA 1.2%
Samsung Electronics Co., Ltd.	10,166	11,253,182
SPAIN 0.7%
Banco Santander SA	1,107,312	6,046,199
SWEDEN 1.1%
Skanska AB, Class B	272,793	5,429,712
Svenska Cellulosa AB, Class B	168,930	4,873,167
Total		10,302,879
SWITZERLAND 2.8%
Novartis AG, ADR	100,887	8,599,608
Roche Holding AG, Genusschein Shares	30,597	8,193,102
Swiss Re AG	52,840	5,035,683
Tyco International PLC	132,745	4,687,226
Total		26,515,619
UNITED KINGDOM 9.9%
AstraZeneca PLC	69,106	4,686,223
BAE Systems PLC, ADR	319,021	9,889,651
Barclays Bank PLC	2,005,603	6,742,061
BG Group PLC	302,470	4,698,996
BP PLC, ADR	287,023	9,930,996
Britvic PLC	453,600	4,901,720
BT Group PLC	888,942	6,646,644
HSBC Holdings PLC	1,260,693	10,053,767
Pearson PLC	373,762	4,649,740
Rio Tinto PLC	164,107	5,458,559
Rio Tinto PLC, ADR	45,000	1,488,600
Royal Dutch Shell PLC, Class A	768,070	19,006,050
Vodafone Group PLC	1,358,145	4,587,036
Total		92,740,043

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES 57.2%
AbbVie, Inc.	84,059	$4,888,031
American International Group, Inc.	158,925	10,104,452
AT&T, Inc.	450,600	15,171,702
Bank of America Corp.	1,632,866	28,460,854
Bank of New York Mellon Corp. (The)	250,113	10,964,954
Best Buy Co., Inc.	134,298	4,267,990
BlackRock, Inc.	17,240	6,270,533
Boeing Co. (The)	67,041	9,751,113
Boston Scientific Corp. (a)	136,307	2,491,692
Bristol-Myers Squibb Co.	107,070	7,174,761
Capital One Financial Corp.	126,409	9,924,371
Chevron Corp.	162,599	14,848,541
CIGNA Corp.	31,997	4,318,955
Cisco Systems, Inc.	506,464	13,801,144
Citigroup, Inc.	305,594	16,529,579
Comcast Corp., Class A	74,459	4,531,575
CVS Health Corp.	110,268	10,375,116
Delta Air Lines, Inc.	122,555	5,693,905
Devon Energy Corp.	116,645	5,366,836
Discover Financial Services	152,461	8,653,686
Dollar General Corp.	68,200	4,460,962
Dow Chemical Co. (The)	296,645	15,464,104
Eastman Chemical Co.	64,370	4,676,481
EI du Pont de Nemours & Co.	114,863	7,734,874
EOG Resources, Inc.	59,519	4,965,670
Exelon Corp.	330,913	9,037,234
Exxon Mobil Corp.	188,204	15,368,739
General Electric Co.	652,832	19,545,790
General Mills, Inc.	128,846	7,442,145
Gilead Sciences, Inc.	76,604	8,116,960
Goldman Sachs Group, Inc. (The)	33,314	6,330,326
Home Depot, Inc. (The)	49,572	6,636,699
Humana, Inc.	24,606	4,150,048
Intel Corp.	399,310	13,884,009
Johnson & Johnson	125,872	12,743,281
JPMorgan Chase & Co.	394,645	26,314,929
Mattel, Inc.	234,957	5,841,031
McDonald’s Corp.	74,700	8,527,752
Merck & Co., Inc.	84,003	4,452,999
MetLife, Inc.	99,669	5,092,089
Microsoft Corp.	245,760	13,357,056
Morgan Stanley	222,334	7,626,056
Nielsen Holdings PLC	140,836	6,574,224
Norwegian Cruise Line Holdings Ltd. (a)	104,685	6,013,106
Nucor Corp.	109,638	4,544,495
Occidental Petroleum Corp.	205,828	15,558,539
Pfizer, Inc.	191,253	6,267,361
Philip Morris International, Inc.	76,731	6,705,522

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Phillips 66	73,226	$6,702,376
Pioneer Natural Resources Co.	36,206	5,240,819
PNC Financial Services Group, Inc. (The)	53,670	5,126,022
PVH Corp.	60,355	5,509,808
RR Donnelley & Sons Co.	296,718	4,774,193
Seagate Technology PLC	136,624	4,910,267
Sempra Energy	48,943	4,856,614
United Continental Holdings, Inc. (a)	169,680	9,456,266
United Rentals, Inc. (a)	69,628	5,477,635
UnitedHealth Group, Inc.	79,441	8,953,795
Ventas, Inc.	86,698	4,624,471
Wells Fargo & Co.	209,028	11,517,443
Western Digital Corp.	78,803	4,918,095
Total		533,090,075
Total Common Stocks (Cost: $868,978,976)		$919,325,766

Limited Partnerships 0.5%
UNITED STATES 0.5%
KKR & Co. LP	268,665	4,543,125
Total Limited Partnerships (Cost: $5,781,341)		$4,543,125

	Shares	Value

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.184% (b)(c)	4,623,703	4,623,703
Total Money Market Funds (Cost: $4,623,703)		$4,623,703
Total Investments
(Cost: $879,384,020) (d)		$928,492,594(e)
Other Assets & Liabilities, Net		3,975,317
Net Assets		$932,467,911

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	24,764,704	288,079,635	(308,220,636)	4,623,703	12,227	4,623,703

(d)

At November 30, 2015, the cost of securities for federal income tax purposes was approximately $879,384,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$111,077,000
Unrealized Depreciation	(61,968,000)
Net Unrealized Appreciation	$49,109,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	12,295,564	—	12,295,564
Canada	62,416,210	—	—	62,416,210
France	—	43,721,465	—	43,721,465
Germany	—	47,877,396	—	47,877,396
Ireland	7,062,525	—	—	7,062,525
Japan	—	60,674,811	—	60,674,811
Liberia	5,329,798	—	—	5,329,798
South Korea	—	11,253,182	—	11,253,182
Spain	—	6,046,199	—	6,046,199
Sweden	—	10,302,879	—	10,302,879
Switzerland	13,286,834	13,228,785	—	26,515,619
United Kingdom	21,309,247	71,430,796	—	92,740,043
United States	533,090,075	—	—	533,090,075
Total Common Stocks	642,494,689	276,831,077	—	919,325,766
Limited Partnerships
United States	4,543,125	—	—	4,543,125
Money Market Funds	—	4,623,703	—	4,623,703
Total Investments	647,037,814	281,454,780	—	928,492,594

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	24,764,704	24,764,704	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 21, 2016